Deposits - Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 226,339	€ 200,122
Interest-bearing deposits [Abstract]
Demand deposits	133,280	129,654
Time deposits	133,952	130,299
Savings deposits	87,241	90,129
Total interest-bearing deposits	354,473	350,082
Total deposits	€ 580,812	€ 550,204